Supplemental guarantor consolidated statement of comprehensive income (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		$ 1,308	$ 1,067	$ 1,282	$ 2,374	[1]	$ 2,695	[1]
Foreign currency translation, net of tax					(2)		(3)
Total other comprehensive income that may be reclassified to the income statement, net of tax					1,398		(1,263)
Defined benefit plans, net of tax					(165)		240
Own credit on financial liabilities designated at fair value, net of tax					(246)		428
Total other comprehensive income		1,076	(90)	(968)	986		(598)
Total comprehensive income		2,384	977	314	3,360		2,098
Other comprehensive income that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Total other comprehensive income		999	399	(1,468)	1,398		(1,263)
Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Total other comprehensive income		77	(489)	500	(412)		666
Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		1,307	1,069	1,281	2,375		2,692
Foreign currency translation, net of tax					0		0
Total other comprehensive income that may be reclassified to the income statement, net of tax		999	399	(1,468)	1,398		(1,263)
Defined benefit plans, net of tax					(165)		240
Own credit on financial liabilities designated at fair value, net of tax					(246)		428
Total other comprehensive income that will not be reclassified to the income statement, net of tax		83	(494)	504	(411)		669
Total other comprehensive income		1,082	(94)	(964)	988		(595)
Total comprehensive income		2,389	974	317	3,363		2,098
Comprehensive income attributable to shareholders | Other comprehensive income that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		161	(122)	(1,294)	39		(544)
Financial assets measured at fair value through other comprehensive income, net of tax		65	62	(14)	128		(71)
Cash flow hedges, net of tax		773	459	(160)	1,232		(648)
Total other comprehensive income that may be reclassified to the income statement, net of tax					1,398
Comprehensive income attributable to shareholders | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Defined benefit plans, net of tax		11	(176)	254	(165)		240
Own credit on financial liabilities designated at fair value, net of tax		72	(318)	250	(246)		428
Total other comprehensive income that will not be reclassified to the income statement, net of tax					(411)		669
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		1	(2)	1	(1)		3
Foreign currency translation, net of tax					(2)		(3)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(6)	4	(5)	(2)		(3)
Total other comprehensive income		(6)	4	(5)	(2)		(3)
Total comprehensive income		(5)	2	(3)	(3)		0
Comprehensive income attributable to non-controlling interests | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		$ (6)	$ 4	$ (5)	(2)		(3)
Elimination entries
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					(2,987)		(3,076)
Total comprehensive income					(2,997)		(2,269)
Elimination entries | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					(2,987)		(3,076)
Total other comprehensive income					(10)		806
Total comprehensive income					(2,997)		(2,269)
Elimination entries | Comprehensive income attributable to shareholders | Other comprehensive income that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax					3		810
Financial assets measured at fair value through other comprehensive income, net of tax					0		0
Cash flow hedges, net of tax					(7)		(3)
Total other comprehensive income that may be reclassified to the income statement, net of tax					(4)		807
Elimination entries | Comprehensive income attributable to shareholders | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Defined benefit plans, net of tax					(6)		(1)
Total other comprehensive income that will not be reclassified to the income statement, net of tax					(6)		(1)
UBS AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					3,523	[2]	3,035	[3]
Total comprehensive income	[4]				4,027		2,303
UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[4]				3,523		3,035
Total other comprehensive income	[4]				504		(733)
Total comprehensive income	[4]				4,027		2,303
UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders | Other comprehensive income that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax	[4]				(11)		(856)
Financial assets measured at fair value through other comprehensive income, net of tax	[4]				5		0
Cash flow hedges, net of tax	[4]				855		(596)
Total other comprehensive income that may be reclassified to the income statement, net of tax	[4]				848		(1,452)
UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Defined benefit plans, net of tax	[4]				(98)		291
Own credit on financial liabilities designated at fair value, net of tax	[4]				(246)		428
Total other comprehensive income that will not be reclassified to the income statement, net of tax	[4]				(344)		719
UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					980	[2]	1,287	[3]
Total comprehensive income	[4]				1,231		941
UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[4]				980		1,287
Total other comprehensive income	[4]				251		(346)
Total comprehensive income	[4]				1,231		941
UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders | Other comprehensive income that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax	[4]				33		(212)
Financial assets measured at fair value through other comprehensive income, net of tax	[4]				0		0
Cash flow hedges, net of tax	[4]				229		(32)
Total other comprehensive income that may be reclassified to the income statement, net of tax	[4]				261		(244)
UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Defined benefit plans, net of tax	[4]				(11)		(101)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	[4]				(11)		(101)
Other subsidiaries | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					858	[5]	1,449	[6]
Total comprehensive income					1,099	[7]	1,123	[8]
Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					859	[7]	1,446	[8]
Total other comprehensive income					243	[7]	(323)	[8]
Total comprehensive income					1,102	[7]	1,123	[8]
Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders | Other comprehensive income that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax					14	[7]	(286)	[8]
Financial assets measured at fair value through other comprehensive income, net of tax					123	[7]	(71)	[8]
Cash flow hedges, net of tax					156	[7]	(17)	[8]
Total other comprehensive income that may be reclassified to the income statement, net of tax					293	[7]	(374)	[8]
Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Defined benefit plans, net of tax					(50)	[7]	52	[8]
Total other comprehensive income that will not be reclassified to the income statement, net of tax					(50)	[7]	52	[8]
Other subsidiaries | Reportable legal entities | Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income					$ (3)	[7]	$ 0	[8]

[1]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019
[2]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP

[3]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP

[4]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP

[5]
The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG, as well as standalone information for other subsidiaries.

[6]
The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.

[7]
The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG, as well as standalone information for other subsidiaries.

[8]
The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.